Accounts Receivable (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2010 CNY	Jun. 30, 2013 Accounts Receivable [Member] USD ($)	Jun. 30, 2013 Accounts Receivable [Member] CNY	Jun. 30, 2012 Accounts Receivable [Member] CNY	Jun. 30, 2011 Accounts Receivable [Member] CNY	Jun. 30, 2010 Accounts Receivable [Member] CNY
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	(46,901)	$ (4,822)	(29,596)	(43,833)	(46,901)			$ (7,142)	(43,833)	(46,901)	(139)	(10,670)
Increase from acquisition of PGW								0	0	0	(46,407)	0
Others		0	0	(4,080)	0		0	(376)	(2,309)	(23)	(355)	(139)
Decrease due to disposal of P3A								0	0	0	0	10,670
Reversal of allowance upon collections of doubtful accounts	(115)	(1,660)	(10,190)	(15,470)		(138)				3,091	0	0
Write-offs		414	2,538	0	0		0	2,529	15,520	0	0	0
Exchange difference								167	1,026	0	0	0
Balance at the end of the year			(43,833)	(46,901)				$ (4,822)	(46,901)	(139)	(10,670)	(139)